Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund	Dec. 30, 2023
Fidelity Worldwide Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.71%)
Past 5 years	7.30%
Past 10 years	9.62%
Fidelity Worldwide Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.74%)
Past 5 years	5.27%
Past 10 years	7.71%
Fidelity Worldwide Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.46%)
Past 5 years	5.71%
Past 10 years	7.53%
F0341
Average Annual Return:
Past 1 year	(17.81%)
Past 5 years	6.58%
Past 10 years	9.31%